Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Trade And Other Payables [Abstract]
Schedule of Trade and Other Payables
Trade and other payables consisted of the following:

Trade and other payables - Total	As of
(in € thousands)	2019/12/31	2020/12/31	2021/12/31
Trade payables (*)	32,753	20,337	12,304
Social security costs payables	3,598	4,477	4,087
VAT payables	2	314	23,725
Taxes payables	487	319	744
Other payables	527	569	579
TOTAL	37,368	26,015	41,438

Trade and other payables - Current	As of
(in € thousands)	2019/12/31	2020/12/31	2021/12/31
Trade payables	32,753	20,337	12,304
Social security costs payables	3,598	4,477	4,087
VAT payables	2	314	23,725
Taxes payables	487	319	744
Other payables	76	118	128
TOTAL	36,917	25,564	40,988

Trade and other payables - Non current	As of
(in € thousands)	2019/12/31	2020/12/31	2021/12/31
Trade payables	—	—	—
Social security costs payables	—	—	—
VAT payables	—	—	—
Taxes payables	—	—	—
Other payables	450	450	450
TOTAL	450	450	450

(*) Of which : Accrued expenses	18,682	13,809	6,201